Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MATRIX ADVISORS FUNDS TRUST
Entity Central Index Key	0001679949
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Matrix Advisors Dividend Fund
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Dividend Fund
Class Name	Matrix Advisors Dividend Fund
Trading Symbol	MADFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matrix Advisors Dividend Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/. You can also request this information by contacting us at 1-800-366-6223.
Additional Information Phone Number	1-800-366-6223
Additional Information Website	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matrix Advisors Dividend Fund	$47	0.90%
[1]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 57,667,270
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 117,611
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$57,667,270
Number of Holdings	26
Net Advisory Fee	$117,611
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Manufacturing	38.6%
Finance and Insurance	26.5%
Utilities	9.7%
Information	9.2%
Retail Trade	8.6%
Accommodation and Food Services	4.7%
Professional, Scientific, and Technical Services	1.8%
Cash & Other	0.9%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.3%
The PNC Financial Services Group, Inc.	5.0%
NextEra Energy, Inc.	4.9%
US Bancorp	4.9%
QUALCOMM, Inc.	4.9%
Texas Instruments, Inc.	4.9%
American Electric Power Co., Inc.	4.8%
JPMorgan Chase & Co.	4.7%
Morgan Stanley	4.7%
Amgen, Inc.	4.7%
[2]
Updated Prospectus Web Address	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/

[1]
*	Annualized

[2]
*	Fund portfolio holdings are classified in this report according to primary business activity using the North American Industry Classification System (NAICS). However, the Fund’s investment adviser uses alternative industry classification systems for managing investment positions in the Fund’s portfolio.